JPMorgan SmartRetirement 2025 Fund Investment Strategy - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan SmartRetirement 2025 Fund	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® 2025 Fund is generally intended for investors who retired or plan to retire around the year 2025 (the target retirement year). Prior to reaching the target retirement year, the Fund sought risk appropriate total return with a shift to current income and some capital appreciation over time as the Fund approached and passes the target retirement year. The Fund assumes a person was or will be at or around age 65 at the target retirement year. The Fund is designed to provide exposure to equity, fixed income and cash/cash equivalent asset classes by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF. The Fund’s asset allocation strategy is designed to promote asset accumulation tailored to the time when investors retired or expect to retire. As a result, the Fund’s asset allocation strategy changed over time, generally becoming more conservative as it approached the target retirement year. This means the asset allocation strategy started with a greater emphasis on equity investments and gradually shifted to more emphasis on fixed income investments. The anticipated target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund's target allocations based on its position along the glide path as of the date of this prospectus are included in the table following the glide path.Target Allocations[1]Fixed Income53.40U.S. Fixed Income40.87Inflation Managed4.50High Yield Fixed Income6.31Emerging Markets Debt1.72Equity42.60U.S. Large Cap Equity22.53U.S. Mid Cap Equity2.98U.S. Small Cap Equity1.65REITs0.85International Equity10.65Emerging Markets Equity3.94Money Market/Cash and Cash Equivalents4.00Money Market/Cash and Cash Equivalents4.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative target allocations around the end of the year of the target retirement year. When the target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.